                                   SEMIANNUAL
                                     REPORT

                                 June 30, 1997

               WARBURG PINCUS TRUST II
                  FIXED INCOME PORTFOLIO
                  GLOBAL FIXED INCOME PORTFOLIO

   The Warburg Pincus Trust II (the 'Trust') Shares are not available directly to individual investors but may be offered only through certain insurance products and pension and retirement plans.

   More complete information about the Trust, including charges and expenses and, where applicable, the special considerations and risks associated with international investing is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling
   (800)369-2728or by writing to the Trust, P.O. Box 9030, Boston, MA
   02205-9030.

                                     [Logo]

From time to time, the Portfolios' investment adviser and co-administrator may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

The views of the Portfolios' management are as of the date of the letters and portfolio holdings described in this semiannual report are as of June 30, 1997; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this semiannual report is a recommendation to purchase or sell securities.

WARBURG PINCUS TRUST II -- FIXED INCOME PORTFOLIO
SEMIANNUAL ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                                August 15, 1997

   The objective of Warburg Pincus Trust II -- Fixed Income Portfolio (the 'Portfolio') is total return consistent with prudent investment management. The Portfolio pursues its objective by investing in a wide range of corporate and U.S. government fixed-income securities.

   For the three months ended June 30, 1997 (the Portfolio's inception date was March 31, 1997), the Portfolio had a total return of 3.30%, vs. a 2.95% gain in the Lehman Intermediate Government/Corporate Bond Index.*

   The April-through-June span was a positive one for fixed-income investing, with virtually all major U.S. bond indexes posting at least modest gains. The bond market struggled in the early part of the period, however, due to fears that the Federal Reserve would continue to raise short-term interest rates as a preemptive strike against inflation, given the strength of the economy (the Fed, which has typically phased in higher rates over time, had just raised rates by a quarter of a percentage point at its March 25 meeting). These concerns pushed up the yield on the U.S. Treasury's 30-year bond to 7.17% by mid-April, from 7.09% at the start of the period. But because inflation remained benign, continuing a longer-term trend, and economic growth appeared to be slowing, the Fed decided to hold rates steady at its May gathering. That, along with a growing consensus that the Fed would not act to tighten again in July, helped the bond market finish the period on a strong note, and the long bond's yield stood at 6.78% on June 30.

   Given the above, management of interest-rate exposure played an important role in the performance of fixed-income portfolios. Our strategy over the three months was to avoid making interest-rate bets per se, but instead to attempt to optimally position the Portfolio on the yield curve, given our outlook on the market from a risk-vs.-reward perspective. Overall, these efforts contributed positively to the Portfolio's relative performance.

   We also sought to enhance the Portfolio's return (while managing our liquidity and credit risk) through sector allocation. We continued to find Treasuries attractively valued on a risk-adjusted basis, and thus they comprised the bulk of the Portfolio during the April-through-June span. One noteworthy move we made during the period was to significantly increase the Portfolio's stake in corporate bonds, adding a number of investment-grade securities that we believed to be relatively inexpensive. We also continued to find value in the mortgage-backed area, where the Portfolio's holdings included some commercial mortgage-backed securities that we found to be particularly attractive. Elsewhere, we held relatively small positions in real-estate investment trusts preferred stocks, and these issues contributed positively to the Portfolio's performance over the reporting period.

Dale C. Christensen                         M. Anthony E. van Daalen
Co-Portfolio Manager                        Co-Portfolio Manager

------------

* The Lehman Intermediate Government/Corporate Bond Index is an unmanaged index (with no investment objective) of intermediate-term government and corporate bonds, and is calculated defined by Lehman Brothers Inc.

WARBURG PINCUS TRUST II -- GLOBAL FIXED INCOME PORTFOLIO
SEMIANNUAL ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                                August 15, 1997

   The objective of Warburg Pincus Trust II -- Global Fixed Income Portfolio (the 'Portfolio') is total return -- consistent with prudent investment management -- through a combination of interest income, currency gains and capital appreciation. The Portfolio's holdings mainly include a wide range of investment-grade, income-producing securities of corporate and government issuers.

   For the three months ended June 30, 1997 (the Portfolio's inception date was March 31, 1997), the Portfolio had a total return of 2.90%, vs. gains of 3.22% for the Salomon Brothers World Government Bond Index (Currency -- Hedged)* and 3.42% for the Lipper World Income Funds Average.**

   The April-through-June span was a positive one for most global fixed-income markets. Against a general backdrop of moderate economic growth and subdued inflation, virtually all markets posted significant gains in local-currency terms. Our geographic emphasis during the reporting period was on dollar-bloc countries, most notably the U.S., where we saw particularly attractive yields on an inflation-adjusted basis. Our holdings here consisted mostly of Treasuries from the intermediate portion of the yield curve. We also found value in Canadian and Australian bonds, and maintained significant positions in those markets during the period.

   Elsewhere, our most noteworthy area of concentration during the three months was Continental Europe (most specifically, Germany), where bond markets have generally benefited from progress toward European Monetary Union (most countries here have been striving to lower their deficits and keep inflation under control in order to eventually participate in EMU). We avoided the region's 'peripheral' markets, such as Italy and Spain, as we viewed them as expensive from a risk-vs.-reward perspective.

   In terms of currency strategies, we hedged virtually all of the Portfolio's foreign-currency exposure throughout, which is consistent with our broader strategy of controlling overall risk. Given the dollar's strength against most currencies over the April-through-June period, this clearly had a positive impact on the Portfolio's performance.

Laxmi C. Bhandari                           Dale C. Christensen
Co-Portfolio Manager                        Co-Portfolio Manager

------------

 * The Salomon Brothers World Government Bond Index (Currency-Hedged) is a market-capitalization-weighted index designed to track major government debt markets and is currency-hedged into dollars.

** The Lipper World Income Funds Average is an arithmetic average of all world income funds, tracked by Lipper Analytical Services, that invest in non-U.S. dollar and U.S. dollar debt instruments with unspecified maturities and durations, or other income-producing securities.

WARBURG PINCUS TRUST II -- FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                               RATINGS
   PAR                                                      (MOODY'S/S&P)   MATURITY   RATE %    VALUE
----------                                                  --------------  --------   ------   --------
CORPORATE BOND/NOTES (16.8%)
   $15,000  ABN-AMRO Bank N.V. New York Branch Subordinate
             Deposit Notes (Callable 08/01/04 @ $100.00)     (Aa2, NR)      08/01/09   8.250    $ 15,788
    10,000  First Industrial Realty L.P.
             (Putable 05/15/02 @ $100.00)                    (Baa2, BBB)    05/15/27   7.150      10,063
    15,000  J.C. Penny & Co., Inc. Debentures                (A2, A)        08/15/26   6.900      15,131
    10,000  Lowes Companies Medium Term Note (Putable
             05/15/07 @ $100.00)                             (A2, A)        05/15/37   7.110      10,100
    10,000  Merck and Company, Inc. Medium Term Notes
             (Putable 05/03/99 @ $100.00)                    (Aaa, AAA)     05/03/37   5.760      10,038
    10,000  Midland Bank PLC Yankee Subordinate Notes
             (Putable 05/01/07 @ $100.00)                    (A1, A)        05/01/25   7.650      10,450
    10,000  Norfolk Southern Corp. (Putable 05/01/04 @
             $100.00)                                        (Baa1, BBB+)   05/01/37   7.050      10,150
    10,000  Phillips Electronics N.V. Notes (Putable
             06/01/06 @ $100.00)                             (A3, BBB+)     06/01/26   7.200      10,038
                                                                                                --------
  TOTAL CORPORATE BONDS/NOTES (Cost $90,865)                                                      91,758
                                                                                                --------

MORTGAGE-BACKED SECURITIES (5.7%)
    30,194  Nomura Asset Securities Corp. Series 1994-4B,
             Class 4A
             (Cost $30,947)                                  (Aaa, AAA)     09/25/24   8.300      31,080
                                                                                                --------

UNITED STATES TREASURY OBLIGATIONS (73.5%)
    70,000  U.S. Treasury Note                                              07/15/98   8.250      71,679
   145,000  U.S. Treasury Note                                              08/15/02   6.375     145,017
   175,000  U.S. Treasury Note                                              02/15/05   7.500     185,148
                                                                                                --------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $398,225)                                         401,844
                                                                                                --------


  NUMBER
OF SHARES
----------
COMMON STOCK (3.1%)
       300  Great Lakes REIT, Inc.                                                                 4,931
       600  Ocwen Asset Investment Corp.                                                          12,150
                                                                                                --------
 TOTAL COMMON STOCK (Cost $14,250)                                                                17,081
                                                                                                --------

PREFERRED STOCK (0.9%)
       200  Equity Residential Properties Trust REIT (Cost
             $5,000)                                                                   8.600       5,100
                                                                                                --------
                                                                                                $546,863
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $539,287*)
                                                                                                --------
                                                                                                --------

                            INVESTMENT ABBREVIATIONS
                      REIT = Real Estate Investment Trust
--------------------------------------------------------------------------------
* Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.
                                       4

WARBURG PINCUS TRUST II -- GLOBAL FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                          RATINGS
    PAR+                                               (MOODY'S/S&P)    MATURITY    RATE %       VALUE
------------                                           -------------    --------    -------    ----------
BONDS (48.4%)
Australia (2.8%)
   45,000(A)  Pacific Dunlop (Convertible)              (NR, NR)        07/02/97      6.750    $   45,113
                                                                                               ----------
Canada (9.3%)
    200,000   Canadian Government                       (Aaa, AAA)      08/01/99      6.500       149,318
                                                                                               ----------
China (6.3%)
              Shanghai Investment Holdings, Ltd.
  100,000(A)  (Convertible)                             (NR, NR)        06/12/02      1.000       101,500
                                                                                               ----------
Germany (19.0%)
    300,000   Bundesrepublic Deutschland                (Aaa, AAA)      11/11/04      7.500       194,736
    200,000   Bundesrepublic Deutschland                (Aaa, AAA)      01/04/24      6.250       111,577
                                                                                               ----------
                                                                                                  306,313
                                                                                               ----------
Moldova (6.3%)
  100,000(A)  Republic of Moldova                       (NR, NR)        06/13/02      9.875       101,875
                                                                                               ----------
South Korea (4.7%)
   75,000(A)  Export - Import Bank Korea                (A1, AA-)       06/25/01      7.250        75,272
                                                                                               ----------

TOTAL BONDS (Cost $779,470)                                                                        779,391
                                                                                               ----------

UNITED STATES TREASURY OBLIGATIONS (51.6%)
    838,000   U.S. Treasury Note (Cost $825,454)                        02/15/00      5.875       831,438
                                                                                               ----------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $1,604,924*)                                         $1,610,829
                                                                                               ----------
                                                                                               ----------

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
--------------------------------------------------------------------------------
 * Also cost for federal income tax purposes.
 + Unless otherwise indicated below, all securities are denominated in the currency of the issuer's country of origin.
(A) Denominated in U.S. Dollars

                See Accompanying Notes to Financial Statements.
                                       5

WARBURG PINCUS TRUST II -- FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:

   Investments at value (Cost $539,287)                                          $546,863

   Deferred offering/organizational costs                                          25,622

   Cash                                                                            19,253

   Dividends and interest receivable                                               12,850
                                                                                 --------
       Total assets                                                               604,588
                                                                                 --------

LIABILITIES:

   Accrued expenses                                                                36,396
                                                                                 --------
       Total liabilities                                                           36,396
                                                                                 --------

NET ASSETS applicable to 55,000 Shares outstanding                               $568,192
                                                                                 --------
                                                                                 --------

NET ASSET VALUE, offering and redemption price per Share ($568,192[div]55,000)     $10.33
                                                                                   ------
                                                                                   ------

                See Accompanying Notes to Financial Statements.
                                       6

WARBURG PINCUS TRUST II -- GLOBAL FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:

   Investments at value (Cost $1,604,924)                                       $1,610,829

   Receivable for investment securities sold                                        49,824

   Interest receivable (Cost $37,690)                                               37,322

   Receivable for unrealized appreciation on forward contracts                       5,451

   Deferred offering/organizational costs                                           25,622

   Cash                                                                              1,148

   Other assets                                                                      1,475
                                                                                ----------
       Total assets                                                              1,731,671
                                                                                ----------

LIABILITIES:

   Payable for investment securities purchased                                      98,466

   Accrued expenses                                                                 37,933
                                                                                ----------
       Total liabilities                                                           136,399
                                                                                ----------

NET ASSETS applicable to 155,000 Shares outstanding                             $1,595,272
                                                                                ----------
                                                                                ----------

NET ASSET VALUE, offering and redemption price per Share
 ($1,595,272[div]155,000)                                                           $10.29
                                                                                    ------
                                                                                    ------

                See Accompanying Notes to Financial Statements.
                                       7

WARBURG PINCUS TRUST II
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                FIXED INCOME   GLOBAL FIXED INCOME
                                                                PORTFOLIO(1)      PORTFOLIO(1)
                                                                ------------   -------------------
INVESTMENT INCOME:
   Interest                                                       $  8,458          $  24,720
   Dividends                                                           139                  0
                                                                    ------             ------
       Total investment income                                       8,597             24,720
                                                                    ------             ------
EXPENSES:
   Investment advisory                                                 689              1,939
   Administrative services                                             207                582
   Audit                                                             4,964              4,964
   Custodian/Sub-custodian                                             335              2,730
   Legal                                                             1,654              1,654
   Offering/Organizational costs                                     6,038              6,038
   Printing                                                          1,986              1,986
   Registration                                                        330                331
   Transfer agent                                                    2,984              2,990
   Trustees                                                          1,034              1,034
   Miscellaneous                                                       330                331
                                                                    ------             ------
                                                                    20,551             24,579
   Less fees waived and expenses reimbursed                        (19,187)           (20,740)
                                                                    ------             ------
       Total expenses                                                1,364              3,839
                                                                    ------             ------
         Net investment income                                       7,233             20,881
                                                                    ------             ------
NET REALIZED AND UNREALIZED GAIN FROM
 INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS:
   Net realized gain from security transactions                      3,383              3,467
   Net realized gain from foreign currency related items                 0              9,936
   Net unrealized appreciation from investments and
     foreign currency related items                                  7,576             10,988
                                                                    ------             ------
         Net realized and unrealized gain from investments and
           foreign currency related items                           10,959             24,391
                                                                    ------             ------
         Net increase in net assets resulting from operations     $ 18,192          $  45,272
                                                                    ------             ------
                                                                    ------             ------

--------------------------------------------------------------------------------
(1) For the period March 31, 1997 (Commencement of Operations) through June 30, 1997.

                See Accompanying Notes to Financial Statements.
                                       8


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
WARBURG PINCUS TRUST II
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FIXED INCOME         GLOBAL FIXED INCOME
                                                                PORTFOLIO               PORTFOLIO
                                                           -------------------     -------------------
                                                             FOR THE PERIOD          FOR THE PERIOD
                                                             MARCH 31, 1997          MARCH 31, 1997
                                                            (COMMENCEMENT OF        (COMMENCEMENT OF
                                                           OPERATIONS) THROUGH     OPERATIONS) THROUGH
                                                              JUNE 30,1997            JUNE 30,1997
                                                               (UNAUDITED)             (UNAUDITED)
                                                           -------------------     -------------------
FROM OPERATIONS:
   Net investment income                                        $   7,233              $    20,881
   Net realized gain from security transactions                     3,383                    3,467
   Net realized gain from foreign currency related
     items                                                              0                    9,936
   Net unrealized appreciation from investments and
     foreign currency related items                                 7,576                   10,988
                                                                  -------                 --------
       Net increase in net assets resulting from
         operations                                                18,192                   45,272
                                                                  -------                 --------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                   500,000                1,500,000
                                                                  -------                 --------
       Net increase in net assets from capital share
         transactions                                             500,000                1,500,000
                                                                  -------                 --------
       Net increase in net assets                                 518,192                1,545,272
NET ASSETS:
   Beginning of period                                             50,000                   50,000
                                                                  -------                 --------
   End of period                                                $ 568,192              $ 1,595,272
                                                                  -------                 --------
                                                                  -------                 --------
   Undistributed net investment income                          $   7,233              $    20,881
                                                                  -------                 --------
                                                                  -------                 --------

                See Accompanying Notes to Financial Statements.
                                       9

WARBURG PINCUS TRUST II -- FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                             FOR THE PERIOD
                                                                             MARCH 31, 1997
                                                                            (COMMENCEMENT OF
                                                                           OPERATIONS) THROUGH
                                                                              JUNE 30, 1997
                                                                               (UNAUDITED)
                                                                           -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $10.00
                                                                                  ------

   Income from Investment Operations:

   Net Investment Income                                                            0.13
   Net Gain on Securities (both realized and unrealized)                            0.20
                                                                                  ------

       Total from Investment Operations                                             0.33
                                                                                  ------

NET ASSET VALUE, END OF PERIOD                                                    $10.33
                                                                                  ------
                                                                                  ------

Total Return                                                                        3.30%`D'

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                    $568

Ratios to average daily net assets:

   Operating expenses                                                               0.99%*

   Net investment income                                                            5.25%*

   Decrease reflected in above operating expense ratio due to
     waivers/reimbursements                                                        13.92%*

Portfolio Turnover Rate                                                           101.74%`D'

--------------------------------------------------------------------------------
`D' Non-Annualized.
* Annualized.

                See Accompanying Notes to Financial Statements.
                                       10

WARBURG PINCUS TRUST II -- GLOBAL FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                              FOR THE PERIOD
                                                                              MARCH 31, 1997
                                                                             (COMMENCEMENT OF
                                                                            OPERATIONS) THROUGH
                                                                               JUNE 30, 1997
                                                                                (UNAUDITED)
                                                                            -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $ 10.00
                                                                                    -----

   Income from Investment Operations:

   Net Investment Income                                                             0.13
   Net Gain on Securities (both realized and unrealized)                             0.16
                                                                                    -----

       Total from Investment Operations                                              0.29
                                                                                    -----

NET ASSET VALUE, END OF PERIOD                                                    $ 10.29
                                                                                    -----
                                                                                    -----

Total Return                                                                         2.90%`D'

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                  $ 1,595

Ratios to average daily net assets:

   Operating expenses                                                                0.99%*

   Net investment income                                                             5.39%*

   Decrease reflected in above operating expense ratio due to
     waivers/reimbursements                                                          5.35%*

Portfolio Turnover Rate                                                             36.75%`D'

--------------------------------------------------------------------------------
`D' Non-Annualized.
* Annualized.

                See Accompanying Notes to Financial Statements.
                                       11

WARBURG PINCUS TRUST II
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   Warburg Pincus Trust II (the 'Trust') is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers two investment funds (the 'Portfolios'): Fixed Income Portfolio is a non-diversified investment fund that seeks total return consistent with prudent investment management; Global Fixed Income Portfolio is a non-diversified investment fund that seeks total return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. Shares of a Portfolio are not available directly to individual investors but may be offered only to certain (a) life insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance contracts and (b) tax-qualified pension and retirement plans ('Plans'), including participant-directed Plans which elect to make a Portfolio an investment option for Plan participants.

   The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange. Each Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported mean price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Trust's governing Board. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

   The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Global Fixed Income Portfolio isolates that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

WARBURG PINCUS TRUST II
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

   Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal income taxes as it is the Trust's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   Costs incurred by the Portfolios in connection with their organization have been deferred and are being amortized over a period of five years from the date each Portfolio commenced its operations. Costs incurred by the Portfolios in connection with the offering of their shares have been deferred and are being amortized over a one year period from the date each Portfolio commenced its operations.

   The Portfolios may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Portfolio's possession.

   The Trust, together with other Warburg-advised funds (collectively the 'Warburg Funds'), has established committed and uncommitted line of credit facilities with certain banks for temporary or emergency purposes primarily relating to fund share redemptions and funding payments of dividend or capital gain distributions. Under the terms of the committed line of credit, the Warburg Funds with access to the facility pay a commitment fee at a rate of .10% per annum on the amount of the line of credit. In addition, under the terms of both the committed and uncommitted facilities, the Warburg Funds will pay interest on borrowings at the bank's base rate plus .55%. Aggregate borrowings for each fund under these credit facilities may not exceed the lower of (a) the maximum amount permitted by such fund's investment policies and restrictions or (b) thirty-three and one-third percent (33 1/3%) of such fund's total assets. At June 30, 1997 there were no outstanding balances under these line of credit facilities for any of the Portfolios.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

WARBURG PINCUS TRUST II
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D)
   The Portfolios have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the transfer agent expense. For the period ended June 30, 1997, the Fixed Income Portfolio and the Global Fixed Income Portfolio received credits or reimbursements of $6 and $12, respectively under this arrangement.

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR


   Warburg, Pincus Counsellors, Inc. ('Warburg'), which is indirectly controlled by Warburg, Pincus & Co., serves as each Portfolio's investment adviser. For its investment advisory services, the Fixed Income Portfolio and the Global Fixed Income Portfolio pay Warburg a fee calculated at an annual rate of .50% and 1.00%, respectively, of each Portfolio's average daily net assets. For the period ended June 30, 1997, investment advisory fees, waivers and reimbursements were as follows:


                           GROSS                         NET                 EXPENSE
     PORTFOLIO          ADVISORY FEE     WAIVER      ADVISORY FEE         REIMBURSEMENTS
--------------------    ------------     -------     ------------     ----------------------
Fixed Income               $  689        $  (689)         $0                 $(18,423)
Global Fixed Income         1,939         (1,939)          0                  (18,595)

   Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, and PFPC Inc. ('PFPC'), an indirect, wholly owned subsidiary of PNC Bank Corp. ('PNC'), serve as each Portfolio's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Portfolio's average daily net assets. For the period ended June 30, 1997, administrative services fees earned by CFSI were as follows:

                      PORTFOLIO                           CO-ADMINISTRATION FEE
------------------------------------------------------    ---------------------
Fixed Income                                                      $ 138
Global Fixed Income                                                 388

   For its administrative services for the Fixed Income Portfolio and the Global Fixed Income Portfolio, PFPC currently receives a fee calculated at an annual rate of .05% of the Portfolios' average daily net assets. For the period ended June 30, 1997, adminstrative service fees earned and waived by PFPC were as follows:

                                                                               NET
          PORTFOLIO              CO-ADMINISTRATION FEE     WAIVER     CO-ADMINISTRATION FEE
-----------------------------    ---------------------     ------     ---------------------
Fixed Income                             $  69             $ (69)              $ 0
Global Fixed Income                        194              (194)                0

   Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Portfolio's distributor. No compensation is paid by the Portfolios to CSI for its distribution services.

WARBURG PINCUS TRUST II
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

3. INVESTMENTS IN SECURITIES

   For the period ended June 30, 1997, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                   INVESTMENT SECURITIES          U.S. GOVERNMENT
                                   ----------------------     -----------------------
           PORTFOLIO               PURCHASES      SALES       PURCHASES       SALES
-------------------------------    ---------     --------     ----------     --------
Fixed Income                       $141,065      $      0     $  794,173     $399,213
Global Fixed Income                 956,879       222,232      1,007,128      184,668

   At June 30, 1997, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                          UNREALIZED       UNREALIZED      NET UNREALIZED
              PORTFOLIO                  APPRECIATION     DEPRECIATION      APPRECIATION
-------------------------------------    ------------     ------------     --------------
Fixed Income                                $7,576           $    0            $7,576
Global Fixed Income                          6,278             (373)            5,905

4. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolios may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolios will enter into forward contracts primarily for hedging purposes. The forward currency contracts are adjusted daily by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

   At June 30, 1997, the Global Fixed Income Portfolio had the following open forward currency contracts:

                                     FOREIGN                                    UNREALIZED
FORWARD CURRENCY     EXPIRATION      CURRENCY      CONTRACT     CONTRACT     FOREIGN EXCHANGE
    CONTRACT            DATE        TO BE SOLD      AMOUNT       VALUE         GAIN/(LOSS)
-----------------    ----------     ----------     --------     --------     ----------------
German Marks          07/21/97        532,000      $310,747     $305,536          $5,211
Canadian Dollars      08/01/97        207,000       150,425      150,185             240
                                                   --------     --------           -----
                                                   $461,173     $455,721          $5,451
                                                   --------     --------           -----
                                                   --------     --------           -----

5. CAPITAL SHARE TRANSACTIONS

   The Fixed Income Portfolio and the Global Fixed Income Portfolio are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share.

WARBURG PINCUS TRUST II
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS (CONT'D)
   Transactions in shares of each Portfolio were as follows:

                                                                                      GLOBAL FIXED
                                                        FIXED INCOME PORTFOLIO      INCOME PORTFOLIO
                                                        ----------------------     -------------------
                                                            FOR THE PERIOD           FOR THE PERIOD
                                                            MARCH 31, 1997           MARCH 31, 1997
                                                           (COMMENCEMENT OF         (COMMENCEMENT OF
                                                         OPERATIONS) THROUGH       OPERATIONS) THROUGH
                                                            JUNE 30, 1997             JUNE 30, 1997
                                                        ----------------------     -------------------
Shares sold                                                     50,000                   150,000
                                                                 -----                    ------
Net increase in shares outstanding                              50,000                   150,000
                                                                 -----                    ------
                                                                 -----                    ------

6. NET ASSETS

   Net assets at June 30, 1997, consisted of the following:

                                                              FIXED INCOME     GLOBAL FIXED INCOME
                                                               PORTFOLIO            PORTFOLIO
                                                              ------------     -------------------
Capital contributed, net                                        $550,000           $ 1,550,000
Undistributed net investment income                                7,233                20,881
Accumulated net realized gain from security transactions           3,383                13,403
Net unrealized appreciation from investments and foreign
 currency related items                                            7,576                10,988
                                                              ------------            --------
Net assets                                                      $568,192           $ 1,595,272
                                                              ------------            --------
                                                              ------------            --------

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